Description of business (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Summary of Revenue by Major Customers
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

	Revenue Concentration
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Apple	49.5%	56.5%	50.3%	55.7%
Google	15.3%	18.1%	15.9%	18.6%
Facebook	13.3%	16.2%	14.2%	17.2%
Xsolla	10.5%	7.1%	8.3%	6.4%

Schedule of Concentration of Risk, by Risk Factor

	Accounts Receivable Concentration
	As of September 30,	As of December 31,
	2024	2023
Apple	53.8%	59.3%
Xsolla	16.2%	11.3%
Google	8.6%	10.3%
Facebook	7.2%	9.9%